Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (37.5%)
Australia (0.4%)
	Rio Tinto plc	26,082	2,243
Canada (3.3%)
	Bank of Nova Scotia	88,473	5,956
	TC Energy Corp.	89,878	4,532
	Royal Bank of Canada	42,927	4,414
	Enbridge Inc.	91,823	3,532
			18,434
China (0.6%)
	ENN Energy Holdings Ltd.	186,300	3,425
France (4.0%)
	AXA SA	220,119	6,064
	TOTAL SE	100,654	4,695
	Vinci SA	35,899	4,081
*	Bureau Veritas SA	122,248	3,748
	Nexity SA	69,103	3,597
			22,185
Germany (0.7%)
	Volkswagen AG Preference Shares	15,047	4,143
Greece (0.6%)
	Hellenic Telecommunications Organization SA	187,260	3,337
Hong Kong (1.0%)
*	Sands China Ltd.	706,800	3,140
	AIA Group Ltd.	194,400	2,480
			5,620
Japan (2.5%)
	Tokio Marine Holdings Inc.	91,300	4,279
	KDDI Corp.	102,400	3,491
	Mitsubishi UFJ Financial Group Inc.	615,900	3,485
	Isuzu Motors Ltd.	183,500	2,412
			13,667
Netherlands (0.7%)
	Koninklijke KPN NV	1,122,464	3,752
Norway (0.8%)
	DNB ASA	198,481	4,368
Spain (0.6%)
	Industria de Diseno Textil SA	87,453	3,399

				Shares	Market Value ($000)
Switzerland (2.2%)
	Novartis AG (Registered)			56,775	5,016
	UBS Group AG (Registered)			251,057	4,091
	Nestle SA (Registered)			25,139	3,105
					12,212
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			286,000	6,072
United Kingdom (3.1%)
	AstraZeneca plc			51,097	5,824
	National Grid plc			323,502	4,318
	BAE Systems plc			553,971	4,126
	Standard Chartered plc			448,067	3,223
					17,491
United States (15.9%)
	Bank of America Corp.			145,907	6,185
	Philip Morris International Inc.			61,228	5,904
	Pfizer Inc.			144,942	5,614
	Anthem Inc.			13,489	5,372
	Cisco Systems Inc.			96,688	5,115
	Comcast Corp. Class A			85,436	4,899
	Progressive Corp.			47,057	4,662
	Verizon Communications Inc.			76,589	4,326
	Microsoft Corp.			15,798	3,944
	Lockheed Martin Corp.			10,275	3,927
	Duke Energy Corp.			38,794	3,888
	Texas Instruments Inc.			18,069	3,430
	Medtronic plc			25,387	3,214
	Boston Properties Inc.			27,104	3,186
	Exelon Corp.			70,519	3,182
	TJX Cos. Inc.			45,782	3,092
	FMC Corp.			26,368	3,077
	Kellogg Co.			41,912	2,745
	Medical Properties Trust Inc.			124,805	2,642
	Home Depot Inc.			7,845	2,502
	Edison International			44,721	2,499
	Chubb Ltd.			14,520	2,468
	Merck & Co. Inc.			30,559	2,319
					88,192
Total Common Stocks (Cost $167,409)					208,540
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.0%)
[1,2]	Fannie Mae Pool	3.070%	2/1/25	125	135
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	99	101
[1,2]	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	741	769
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	120	126
[1,2]	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	1,128	1,202
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	983	1,003
[1,2]	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	135	138
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	941	1,040
[1]	Ginnie Mae REMICS	2.750%	9/20/44	164	168
[1,2,3]	UMBS Pool	1.500%	6/25/36	795	805
[1,2,3]	UMBS Pool	2.000%	6/25/36–7/25/51	2,725	2,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	2.500%	6/25/36–6/25/51	8,650	8,977
[1,2,3]	UMBS Pool	3.000%	6/25/51–7/25/51	4,100	4,283
	United States Treasury Note/Bond	0.250%	5/15/24	3,985	3,980
	United States Treasury Note/Bond	2.375%	5/15/51	545	556
	United States Treasury Note/Bond	0.750%	4/30/26	3,270	3,265
	United States Treasury Note/Bond	1.250%	4/30/28–5/15/50	753	716
	United States Treasury Note/Bond	0.375%	4/15/24	6,295	6,313
[4]	United States Treasury Note/Bond	1.375%	8/15/50	1,005	806
	United States Treasury Note/Bond	2.000%	2/15/50	162	152
[5]	United States Treasury Note/Bond	1.625%	11/15/50	1,770	1,514
	United States Treasury Note/Bond	1.875%	2/15/41–2/15/51	5,870	5,508
Total U.S. Government and Agency Obligations (Cost $44,391)					44,323
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
Bermuda (0.0%)
[1,6]	START Ireland Series 2019-1	4.089%	3/15/44	151	153
Canada (0.1%)
[1,6]	Chesapeake Funding II LLC Series 2018-2A	3.230%	8/15/30	278	280
[1,6,7]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	644	537
					817
Cayman Islands (1.0%)
[1,6,8]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%	1.438%	1/20/29	406	406
[1,6,8]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR + 1.190%	1.376%	10/21/30	875	875
[1,6,8]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR + 0.750%	0.934%	4/15/29	1,570	1,569
[1,6,8]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	0.984%	1/15/28	1,499	1,500
[1,3,6,8,9]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.251%	4/20/34	475	475
[1,3,6,8,9]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.650%	1.781%	4/20/34	475	475
					5,300
United States (0.9%)
[1,6]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	170	172
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	201	201
[1,6]	CF Hippolyta LLC Series 2020-1	1.690%	7/15/60	532	541
[1,6]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	128	130
[1,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	113	119
[1,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	315	321
[1,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	440	455
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	180
[1,2,6]	Freddie Mac STACR REMIC Trust Series 2021-DNA1	0.660%	1/25/51	320	320
[1,2,8]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	5.092%	12/25/28	235	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,8]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	2.592%	3/25/30	615	628
[1,6]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	101	102
[1,6]	MMAF Equipment Finance LLC Series 2017-B	2.210%	10/17/22	9	9
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	271	293
[1,6]	SoFi Consumer Loan Program Trust Series 2019-3	2.900%	5/25/28	185	186
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	176	180
[1,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	138	143
[1,6]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	540	541
					4,768
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,909)					11,038
Corporate Bonds (40.7%)
Australia (0.7%)
[1,6]	Commonwealth Bank of Australia	2.688%	3/11/31	1,140	1,123
[1,6]	National Australia Bank Ltd.	2.332%	8/21/30	1,065	1,023
[1,6]	National Australia Bank Ltd.	2.990%	5/21/31	430	432
[1,6]	National Australia Bank Ltd.	3.933%	8/2/34	850	911
[1,6]	Scentre Group Trust 1	3.625%	1/28/26	549	601
					4,090
Austria (0.1%)
[1,6]	JAB Holdings BV	2.200%	11/23/30	260	249
[1,6]	JAB Holdings BV	3.750%	5/28/51	500	502
					751
Belgium (0.4%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	700	843
[1,10]	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	167	227
[1,10]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	225	326
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	480	551
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	300	348
					2,295
Canada (1.3%)
[7]	Bank of Montreal	2.850%	3/6/24	1,890	1,642
[1,7]	Bell Canada	3.350%	3/22/23	950	816
[7]	Canadian Imperial Bank of Commerce	3.290%	1/15/24	1,865	1,636
	Fortis Inc.	3.055%	10/4/26	625	672
	Nutrien Ltd.	4.125%	3/15/35	750	844
[1,7]	Royal Bank of Canada	2.949%	5/1/23	1,825	1,577
					7,187
Denmark (0.7%)
[10]	Danske Bank A/S	0.500%	8/27/25	1,650	2,030
[1,6]	Danske Bank A/S	1.621%	9/11/26	875	874
[1,11]	Danske Bank A/S	2.250%	1/14/28	560	813
					3,717
France (3.1%)
[1,10]	Airbus SE	2.375%	4/7/32	475	662
[1,10]	Airbus SE	2.375%	6/9/40	300	411
[1,10]	AXA SA	5.125%	7/4/43	750	1,009
[1,6]	BNP Paribas SA	2.819%	11/19/25	360	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	BNP Paribas SA	2.219%	6/9/26	770	797
[1,10]	BNP Paribas SA	0.125%	9/4/26	400	482
[10]	BNP Paribas SA	0.500%	9/1/28	900	1,088
[1,10]	BPCE SA	1.125%	1/18/23	900	1,120
[1,10]	BPCE SA	0.500%	9/15/27	1,600	1,951
[1,6]	BPCE SA	3.250%	1/11/28	500	536
[10]	Cie de Saint-Gobain	2.375%	10/4/27	700	965
[1,10]	Credit Mutuel Arkea SA	1.625%	4/15/26	1,100	1,422
[1,6]	Danone SA	2.947%	11/2/26	285	307
[1,10]	Engie SA	0.000%	3/4/27	1,000	1,208
[1,10]	Orange SA	1.000%	5/12/25	1,200	1,522
[1,10]	RCI Banque SA	0.750%	9/26/22	625	770
[1,10]	RCI Banque SA	1.375%	3/8/24	575	723
[1,10]	RCI Banque SA	1.625%	4/11/25	1,375	1,750
					17,103
Germany (1.8%)
[1,6]	Bayer US Finance II LLC	4.250%	12/15/25	660	739
[1,6]	Bayer US Finance LLC	3.375%	10/8/24	765	827
[1,11]	E.ON International Finance BV	4.750%	1/31/34	100	179
[1,11]	E.ON International Finance BV	5.875%	10/30/37	200	411
[1,11]	Volkswagen Financial Services NV	0.875%	2/20/25	400	564
[1,6]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	217
[1,10]	Volkswagen International Finance NV	0.875%	9/22/28	500	628
[1,10]	Volkswagen International Finance NV	1.250%	9/23/32	500	630
[1,10]	Volkswagen International Finance NV	1.500%	1/21/41	200	234
[1,10]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	685
[1,10]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,325
[1,10]	Vonovia Finance BV	1.625%	10/7/39	400	497
[10]	Wintershall Dea Finance BV	0.840%	9/25/25	900	1,119
[10]	Wintershall Dea Finance BV	1.823%	9/25/31	900	1,119
					10,174
Ireland (1.4%)
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,515	1,603
[1,6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	260	256
[1,6]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	1,830	1,784
[10]	CRH Finance DAC	3.125%	4/3/23	1,177	1,522
[1,10]	CRH SMW Finance DAC	1.250%	11/5/26	800	1,031
[1,6]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	1,322	1,454
					7,650
Italy (0.7%)
[1,6]	Enel Finance International NV	3.625%	5/25/27	1,870	2,057
[1,3,6]	UniCredit SpA	1.982%	6/3/27	900	900
[1,3,6]	UniCredit SpA	3.127%	6/3/32	645	643
					3,600
Japan (0.2%)
[1,6]	NTT Finance Corp.	1.162%	4/3/26	700	698
[1,6]	NTT Finance Corp.	2.065%	4/3/31	200	199
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	196
					1,093
Netherlands (0.7%)
[1,6]	Cooperatieve Rabobank UA	1.106%	2/24/27	530	525
[1,11]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	167
[10]	Euronext NV	1.125%	6/12/29	675	855
[10]	ING Groep NV	0.250%	2/18/29	1,700	2,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	4.000%	5/10/46	275	314
					3,883
Norway (0.1%)
[1,6]	Aker BP ASA	4.000%	1/15/31	725	783
Singapore (0.1%)
[1,6]	BOC Aviation USA Corp.	1.625%	4/29/24	385	388
South Korea (0.0%)
[1,6]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	212
Spain (0.4%)
[1,10]	Iberdrola Finanzas SA	1.250%	10/28/26	1,000	1,296
	Telefonica Emisiones SA	4.665%	3/6/38	845	966
					2,262
Switzerland (0.7%)
[1,6]	Alcon Finance Corp.	3.000%	9/23/29	1,005	1,048
[1,10]	Credit Suisse Group AG	1.250%	7/17/25	600	750
[1,6]	Credit Suisse Group AG	3.091%	5/14/32	1,030	1,046
[10]	UBS Group AG	0.250%	2/24/28	950	1,141
					3,985
United Arab Emirates (0.3%)
[1,6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,490	1,471
United Kingdom (5.0%)
	AstraZeneca plc	4.000%	1/17/29	720	822
[1,6]	BAE Systems plc	3.400%	4/15/30	200	214
[1,10]	Barclays plc	1.375%	1/24/26	1,000	1,267
	Barclays plc	4.337%	1/10/28	625	700
[1]	Barclays plc	4.972%	5/16/29	1,415	1,642
	Barclays plc	2.645%	6/24/31	480	479
	BAT Capital Corp.	3.557%	8/15/27	1,210	1,287
[1,7]	BP Capital Markets plc	3.470%	5/15/25	1,325	1,183
[10]	BP Capital Markets plc	1.104%	11/15/34	525	637
[1,6]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	1,013
[1,11]	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,834
[1,10]	FCE Bank plc	0.869%	9/13/21	500	610
[1,11]	Heathrow Funding Ltd.	2.750%	10/13/29	400	586
[1,11]	Heathrow Funding Ltd.	2.750%	8/9/49	150	206
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.155%	5/18/24	255	258
[1,11]	HSBC Holdings plc	2.256%	11/13/26	1,725	2,541
	HSBC Holdings plc	1.589%	5/24/27	420	421
[11]	HSBC Holdings plc	1.750%	7/24/27	1,095	1,565
	HSBC Holdings plc	2.804%	5/24/32	210	212
[1,6]	LSEGA Financing plc	2.500%	4/6/31	1,205	1,210
[1,10]	Natwest Group plc	1.750%	3/2/26	2,075	2,664
[11]	Natwest Group plc	3.622%	8/14/30	875	1,324
	Prudential plc	3.125%	4/14/30	430	459
[1,6]	Sky Ltd.	3.125%	11/26/22	825	859
[1,6]	Standard Chartered plc	2.744%	9/10/22	905	910
[1,6]	Standard Chartered plc	0.991%	1/12/25	530	530
[1,10]	Vodafone Group plc	1.625%	11/24/30	1,825	2,415
					27,848
United States (23.0%)
	AbbVie Inc.	3.800%	3/15/25	550	604
	AbbVie Inc.	4.050%	11/21/39	210	236
	AbbVie Inc.	4.750%	3/15/45	275	335
	AbbVie Inc.	4.250%	11/21/49	340	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Alabama Power Co.	4.300%	7/15/48	275	331
	Amazon.com Inc.	4.800%	12/5/34	150	190
[11]	American Honda Finance Corp.	0.750%	11/25/26	1,235	1,722
[10]	American International Group Inc.	1.500%	6/8/23	875	1,097
	American International Group Inc.	4.250%	3/15/29	1,255	1,434
	American International Group Inc.	3.400%	6/30/30	645	697
	American Tower Corp.	5.000%	2/15/24	200	223
	American Tower Corp.	4.400%	2/15/26	325	367
[10]	American Tower Corp.	0.450%	1/15/27	1,860	2,264
	Amgen Inc.	4.663%	6/15/51	350	431
	Amgen Inc.	2.770%	9/1/53	290	262
	Anthem Inc.	2.550%	3/15/31	990	1,007
[10]	AT&T Inc.	2.050%	5/19/32	300	401
[10]	AT&T Inc.	3.150%	9/4/36	250	363
[10]	AT&T Inc.	2.600%	5/19/38	275	375
[1,6]	AT&T Inc.	3.500%	9/15/53	1,172	1,117
[1,6]	Athene Global Funding	2.500%	3/24/28	1,475	1,503
[1]	Bank of America Corp.	3.300%	1/11/23	700	734
	Bank of America Corp.	1.734%	7/22/27	785	795
[1]	Bank of America Corp.	3.593%	7/21/28	1,550	1,708
[1]	Bank of America Corp.	4.271%	7/23/29	980	1,119
[1]	Bank of America Corp.	2.496%	2/13/31	300	302
	Bank of America Corp.	2.687%	4/22/32	690	701
	Bank of America Corp.	3.311%	4/22/42	215	220
[10]	Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	375	444
	Boeing Co.	1.433%	2/4/24	740	742
	Boeing Co.	2.196%	2/4/26	680	683
	Boeing Co.	3.250%	3/1/28	567	594
	Boeing Co.	3.450%	11/1/28	175	185
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	270
[10]	Booking Holdings Inc.	0.100%	3/8/25	305	372
[10]	Booking Holdings Inc.	0.500%	3/8/28	525	641
[10]	BorgWarner Inc.	1.000%	5/19/31	515	624
[1,6]	Boston Gas Co.	3.001%	8/1/29	105	110
[10]	Boston Scientific Corp.	0.625%	12/1/27	600	738
	Boston Scientific Corp.	4.000%	3/1/29	55	62
	Boston Scientific Corp.	4.550%	3/1/39	550	653
	Brixmor Operating Partnership LP	2.250%	4/1/28	600	596
	Broadcom Inc.	4.700%	4/15/25	1,190	1,342
[1,6]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	853
[1,6]	Cargill Inc.	4.760%	11/23/45	275	348
	Charter Communications Operating LLC	5.050%	3/30/29	435	507
	Charter Communications Operating LLC	2.300%	2/1/32	1,205	1,134
	Charter Communications Operating LLC	6.384%	10/23/35	305	399
	Charter Communications Operating LLC	5.375%	5/1/47	55	64
	Charter Communications Operating LLC	5.125%	7/1/49	47	54
	Charter Communications Operating LLC	4.800%	3/1/50	60	66
	Charter Communications Operating LLC	3.700%	4/1/51	40	38
	Cigna Corp.	4.375%	10/15/28	435	502
	Cigna Corp.	2.400%	3/15/30	220	222
[1]	Citigroup Inc.	3.520%	10/27/28	1,105	1,214
	Cleco Corporate Holdings LLC	3.743%	5/1/26	675	742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	277
	Cleco Corporate Holdings LLC	4.973%	5/1/46	225	259
	Comcast Corp.	3.950%	10/15/25	255	286
[11]	Comcast Corp.	1.500%	2/20/29	465	657
	Comcast Corp.	6.500%	11/15/35	775	1,106
	Comcast Corp.	4.000%	3/1/48	20	22
	Comcast Corp.	4.049%	11/1/52	10	11
	Comcast Corp.	2.650%	8/15/62	130	113
	CommonSpirit Health	4.200%	8/1/23	895	964
	CommonSpirit Health	3.347%	10/1/29	145	156
	CommonSpirit Health	4.187%	10/1/49	175	192
	Conagra Brands Inc.	1.375%	11/1/27	420	409
	Constellation Brands Inc.	2.875%	5/1/30	90	93
[1]	Cottage Health Obligated Group	3.304%	11/1/49	95	99
[1,6]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,373
	Crown Castle International Corp.	2.100%	4/1/31	1,695	1,617
	CSX Corp.	4.300%	3/1/48	405	471
	CVS Health Corp.	2.875%	6/1/26	1,000	1,074
	CVS Health Corp.	4.300%	3/25/28	246	282
[10]	Danaher Corp.	2.100%	9/30/26	1,225	1,642
	Dignity Health	3.812%	11/1/24	659	717
	Dignity Health	4.500%	11/1/42	202	234
	Discovery Communications LLC	3.625%	5/15/30	565	605
	Discovery Communications LLC	4.650%	5/15/50	532	592
[1,6]	Discovery Communications LLC	4.000%	9/15/55	288	287
	Dominion Energy Inc.	2.715%	8/15/21	125	126
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	216
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	166
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	334
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	349
	Duke Energy Progress LLC	4.200%	8/15/45	350	409
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	625	724
	Energy Transfer LP	4.900%	3/15/35	975	1,089
[1,6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	101
[1,6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	555
[1,6]	ERAC USA Finance LLC	3.300%	12/1/26	235	256
[1,6]	ERAC USA Finance LLC	4.500%	2/15/45	295	347
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	181
	Exxon Mobil Corp.	2.275%	8/16/26	865	916
	FedEx Corp.	4.100%	2/1/45	65	72
	FedEx Corp.	4.750%	11/15/45	187	226
	FedEx Corp.	4.550%	4/1/46	95	111
	FedEx Corp.	4.050%	2/15/48	28	31
	FedEx Corp.	4.950%	10/17/48	175	219
[10]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,812
	Fiserv Inc.	3.200%	7/1/26	320	348
[10]	Fiserv Inc.	1.625%	7/1/30	750	975
[11]	Fiserv Inc.	3.000%	7/1/31	525	805
[10]	General Mills Inc.	0.450%	1/15/26	900	1,113
	General Motors Co.	4.200%	10/1/27	550	615
	General Motors Co.	5.000%	10/1/28	1,095	1,275
[1,6]	Genting New York LLC	3.300%	2/15/26	1,002	1,005
	Georgia Power Co.	4.300%	3/15/42	500	576
[1]	Georgia Power Co.	3.700%	1/30/50	35	37
	Gilead Sciences Inc.	4.600%	9/1/35	420	505
	Gilead Sciences Inc.	2.800%	10/1/50	670	609
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,311
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	261
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	324
	Goldman Sachs Group Inc.	2.615%	4/22/32	420	423
[1,6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	300
[1,6]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	47
	Hess Corp.	4.300%	4/1/27	810	902
	Hess Corp.	7.300%	8/15/31	925	1,229
	Hess Corp.	5.600%	2/15/41	415	502
[1,6]	Hyundai Capital America	0.800%	4/3/23	830	831
	Intercontinental Exchange Inc.	1.850%	9/15/32	975	912
	International Business Machines Corp.	3.300%	5/15/26	500	550
	International Business Machines Corp.	1.950%	5/15/30	570	559
	International Business Machines Corp.	4.250%	5/15/49	315	366
	International Paper Co.	4.350%	8/15/48	475	565
[1,6]	ITC Holdings Corp.	2.950%	5/14/30	690	718
[1]	John Deere Capital Corp.	3.450%	3/13/25	830	913
	JPMorgan Chase & Co.	2.580%	4/22/32	1,225	1,237
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	561
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	72
[1,6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	528
	Kroger Co.	4.450%	2/1/47	220	251
	Kroger Co.	5.400%	1/15/49	195	254
	Lowe's Cos. Inc.	1.300%	4/15/28	1,225	1,182
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	822
[1,6]	Marvell Technology Inc.	2.950%	4/15/31	680	689
[1,6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	140
	McCormick & Co. Inc.	2.500%	4/15/30	140	142
[1]	McDonald's Corp.	4.450%	9/1/48	250	297
[1]	McDonald's Corp.	3.625%	9/1/49	40	42
[10]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,633
[10]	Medtronic Global Holdings SCA	1.625%	3/7/31	360	480
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	195	192
	Merck & Co. Inc.	3.400%	3/7/29	500	556
[1]	Mercy Health	3.555%	8/1/27	535	582
[1,6]	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,083
	Microsoft Corp.	2.921%	3/17/52	650	652
[1,6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	913	1,012
[1,7]	Molson Coors International LP	2.840%	7/15/23	1,825	1,562
[10]	Mondelez International Inc.	0.250%	3/17/28	605	728
[10]	Mondelez International Inc.	1.375%	3/17/41	525	609
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,285
[1]	Morgan Stanley	3.772%	1/24/29	175	195
[10]	Morgan Stanley	0.497%	2/7/31	675	801
	National Retail Properties Inc.	3.900%	6/15/24	400	433
[1,6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	890	956
[1,6]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	654
	Norfolk Southern Corp.	2.550%	11/1/29	915	945
[1,6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	307
[1,6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	12
[1,6]	Oglethorpe Power Corp.	6.191%	1/1/31	285	360
	Oglethorpe Power Corp.	4.550%	6/1/44	20	22
	Oglethorpe Power Corp.	4.250%	4/1/46	81	86
	Oglethorpe Power Corp.	5.250%	9/1/50	190	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.875%	3/25/31	1,015	1,040
	Oracle Corp.	4.000%	11/15/47	265	277
	Oracle Corp.	3.600%	4/1/50	390	385
	Oracle Corp.	3.950%	3/25/51	340	354
	Oracle Corp.	3.850%	4/1/60	145	146
	Otis Worldwide Corp.	2.565%	2/15/30	65	66
	Otis Worldwide Corp.	3.112%	2/15/40	140	141
	Otis Worldwide Corp.	3.362%	2/15/50	250	254
	PacifiCorp	2.700%	9/15/30	160	166
[1,6]	Pennsylvania Electric Co.	3.600%	6/1/29	124	131
[1,6]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,192
[1,6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	190
[1,6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	812
[1,6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	155
	Pfizer Inc.	1.700%	5/28/30	195	191
[1]	PNC Bank NA	3.250%	1/22/28	600	658
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	280
	Raytheon Technologies Corp.	3.950%	8/16/25	310	346
	Raytheon Technologies Corp.	4.450%	11/16/38	550	647
[1,6]	Royalty Pharma plc	3.300%	9/2/40	210	204
[1,6]	Royalty Pharma plc	3.550%	9/2/50	505	486
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	710	678
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	202
[1,6]	SBA Tower Trust	3.448%	3/15/23	755	798
[1,6]	SBA Tower Trust	1.884%	1/15/26	110	112
[1,6]	SBA Tower Trust	1.631%	11/15/26	270	271
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	250	244
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	100
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	56
	Sempra Energy	3.250%	6/15/27	1,000	1,088
	Sierra Pacific Power Co.	2.600%	5/1/26	180	192
[1]	Southern California Edison Co.	3.700%	8/1/25	30	33
[1]	Southern California Edison Co.	2.950%	2/1/51	515	456
[1,6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	1,100	1,180
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	428
	Starbucks Corp.	4.500%	11/15/48	335	397
	Starbucks Corp.	3.350%	3/12/50	90	89
[1,6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	635	790
	Teledyne Technologies Inc.	2.750%	4/1/31	490	495
	T-Mobile USA Inc.	2.050%	2/15/28	1,185	1,182
	T-Mobile USA Inc.	4.375%	4/15/40	270	302
	T-Mobile USA Inc.	4.500%	4/15/50	25	28
	T-Mobile USA Inc.	3.300%	2/15/51	495	465
	T-Mobile USA Inc.	3.600%	11/15/60	15	14
[1]	Toledo Hospital	5.325%	11/15/28	410	474
	Toledo Hospital	5.750%	11/15/38	155	184
	Trinity Acquisition plc	4.400%	3/15/26	888	1,007
[1]	Truist Bank	3.300%	5/15/26	975	1,073
	Union Pacific Corp.	3.750%	2/5/70	190	197
[1]	United Airlines Pass-Through Trust Series 2018-1	4.600%	3/1/26	58	59
	UnitedHealth Group Inc.	3.850%	6/15/28	415	473
	UnitedHealth Group Inc.	2.000%	5/15/30	215	214
	UnitedHealth Group Inc.	4.625%	7/15/35	90	111
	VEREIT Operating Partnership LP	3.400%	1/15/28	365	394
	VEREIT Operating Partnership LP	2.200%	6/15/28	185	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VEREIT Operating Partnership LP	3.100%	12/15/29	550	579
	VEREIT Operating Partnership LP	2.850%	12/15/32	80	82
[10]	Verizon Communications Inc.	1.250%	4/8/30	750	958
[11]	Verizon Communications Inc.	3.375%	10/27/36	175	283
	Verizon Communications Inc.	4.522%	9/15/48	390	463
	Verizon Communications Inc.	5.012%	8/21/54	380	492
	VF Corp.	2.800%	4/23/27	145	155
	VF Corp.	2.950%	4/23/30	875	916
[1,7]	Wells Fargo & Co.	2.975%	5/19/26	600	523
[1]	Wells Fargo & Co.	4.300%	7/22/27	325	371
[1]	Wells Fargo & Co.	4.750%	12/7/46	700	848
	Welltower Inc.	4.000%	6/1/25	325	360
					127,736
Total Corporate Bonds (Cost $215,138)					226,228
Sovereign Bonds (7.5%)
Australia (0.6%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	160	136
[1,12]	Commonwealth of Australia	2.250%	5/21/28	870	721
[1,12]	Commonwealth of Australia	2.500%	5/21/30	2,630	2,202
[1,12]	Commonwealth of Australia	1.000%	11/21/31	480	346
					3,405
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	198
Canada (0.7%)
[7]	City of Montreal	3.500%	12/1/38	910	833
[7]	City of Toronto	3.200%	8/1/48	1,000	858
[7]	Province of Ontario	2.900%	6/2/28	815	730
[1,13]	Province of Ontario	0.250%	6/28/29	1,075	1,227
					3,648
Chile (0.2%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	873
[10]	Republic of Chile	1.250%	1/22/51	435	466
					1,339
China (0.2%)
[1,6]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,131
Colombia (0.2%)
[1]	Republic of Colombia	4.000%	2/26/24	1,045	1,109
Croatia (0.3%)
[10]	Republic of Croatia	1.500%	6/17/31	1,125	1,421
Japan (1.8%)
[1,14]	Japan	0.100%	3/20/31	1,130,000	10,310
Mexico (0.2%)
[1]	United Mexican States	4.280%	8/14/41	1,325	1,383
Norway (0.2%)
	Equinor ASA	3.000%	4/6/27	1,215	1,320
Panama (0.3%)
[1,6]	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	452
[1]	Republic of Panama	2.252%	9/29/32	995	956
					1,408
Qatar (0.3%)
[1,6]	State of Qatar	3.875%	4/23/23	785	836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	State of Qatar	5.103%	4/23/48	285	371
[1,6]	State of Qatar	4.400%	4/16/50	205	244
					1,451
Romania (0.4%)
[6,10]	Republic of Romania	1.375%	12/2/29	199	241
[1,10]	Republic of Romania	2.500%	2/8/30	850	1,100
[1,10]	Republic of Romania	2.124%	7/16/31	475	590
[6,10]	Republic of Romania	2.000%	4/14/33	245	295
					2,226
Saudi Arabia (0.1%)
[1,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	631
Spain (0.2%)
[6,10]	Kingdom of Spain	0.600%	10/31/29	775	970
Supranational (0.8%)
[1,10]	European Union	0.750%	4/4/31	725	945
[1,10]	European Union	0.200%	6/4/36	3,025	3,578
					4,523
United Arab Emirates (0.3%)
[1]	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,569
United Kingdom (0.7%)
[11]	United Kingdom	0.375%	10/22/30	1,185	1,612
[11]	United Kingdom	3.500%	1/22/45	990	2,034
					3,646
Total Sovereign Bonds (Cost $40,110)					41,688
Taxable Municipal Bonds (1.2%)
United States (1.2%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	83
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	25	26
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	645	909
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	56
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	60	61
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	47
[15]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	315	328
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	478	700
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	212
	Illinois GO	5.100%	6/1/33	515	592
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	645	730
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	17
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	315	401
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	224
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	664
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	440	434
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	671
	State of Connecticut GO	2.000%	7/1/23	135	140
	State of Connecticut GO	5.770%	3/15/25	250	297
	University of California Revenue	1.316%	5/15/27	105	106
Total Taxable Municipal Bonds (Cost $6,264)					6,917

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[17]	Vanguard Market Liquidity Fund (Cost $28,579)	0.055%	285,792	28,579
Total Investments (102.0%) (Cost $512,800)				567,313
Other Assets and Liabilities—Net (-2.0%)				(10,935)
Net Assets (100%)				556,378
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
4	Securities with a value of $753,000 have been segregated as collateral for open forward currency contracts.
5	Securities with a value of $640,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $64,590,000, representing 11.6% of net assets.
7	Face amount denominated in Canadian dollars.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Swiss francs.
14	Face amount denominated in Japanese yen.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	66	8,174	8
Euro-Bobl	June 2021	8	1,315	(1)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-BTP	June 2021	8	1,437	24
Euro-Buxl	June 2021	2	490	(3)
Euro-OAT	June 2021	10	1,956	(14)
Euro-Schatz	June 2021	66	9,018	(4)
				10
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(231)	(30,478)	2
Euro-Bund	June 2021	(20)	(4,145)	(7)
Long Gilt	September 2021	(16)	(2,889)	1
Ultra 10-Year U.S. Treasury Note	September 2021	(31)	(4,493)	2
				(2)
				8

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/21	USD	5,014	AUD	6,467	28	—
Bank of America, N.A.	6/30/21	USD	12,518	CAD	15,088	29	—
Goldman Sachs International	6/30/21	USD	1,933	CAD	2,335	—	—
Goldman Sachs International	6/30/21	USD	1,698	CHF	1,522	5	—
JPMorgan Chase Bank, N.A.	6/30/21	USD	75,759	EUR	62,069	27	—
Bank of America, N.A.	6/30/21	USD	15,407	GBP	10,845	16	—
Bank of America, N.A.	6/30/21	AUD	1,970	GBP	1,078	—	(11)
Bank of America, N.A.	6/30/21	CAD	1,499	GBP	875	—	(1)
Goldman Sachs International	6/30/21	EUR	283	GBP	244	—	(1)
JPMorgan Chase Bank, N.A.	6/30/21	USD	156	GBP	110	—	—
Bank of America, N.A.	6/30/21	USD	10,338	JPY	1,123,257	109	—
Bank of America, N.A.	6/30/21	GBP	421	JPY	65,000	6	—
						220	(13)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	106,626	—	—	106,626
Common Stocks—Other	—	101,914	—	101,914
U.S. Government and Agency Obligations	—	44,323	—	44,323
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,088	950	11,038
Corporate Bonds	—	226,228	—	226,228
Sovereign Bonds	—	41,688	—	41,688
Taxable Municipal Bonds	—	6,917	—	6,917
Temporary Cash Investments	28,579	—	—	28,579
Total	135,205	431,158	950	567,313

Derivative Financial Instruments
Assets
Futures Contracts[1]	37	—	—	37
Forward Currency Contracts	—	220	—	220
Total	37	220	—	257
Liabilities
Futures Contracts[1]	29	—	—	29
Forward Currency Contracts	—	13	—	13
Total	29	13	—	42
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.